Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31, 2018	December 31, 2017
Cost	(in thousands)
Customer relationships acquired	$109,622	$91,230
Technology asset acquired	11,169	11,169
Order backlog	31,220	18,208
Trade names/ brands acquired	2,766	2,766
Volunteer list acquired	1,325	1,325
Non-compete arrangements	489	489
Mapi intangible asset	—	32,305
Foreign exchange movement	(5,085)	(2,389)
Total cost	151,506	155,103
Accumulated amortization	(100,249)	(84,898)
Foreign exchange movement	2,798	1,423
Net book value	$54,055	$71,628

Schedule of Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2019 to December 31, 2023 is as follows:

Year Ended December 31,(in thousands)
2019	$13,183
2020	12,895
2021	10,857
2022	6,069
2023	4,221
$47,225